Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated income statements [line item]
Revenue	€ 196,679	€ 184,721	€ 142,573	[1]
Cost of sales	(86,972)	(82,299)	(62,952)	[1]
Gross profit	109,707	102,422	79,621	[1]
Research and development expenses	(23,348)	(22,416)	(19,959)	[1]
Sales and marketing expenses	(52,989)	(46,303)	(38,935)	[1]
General and administrative expenses	(31,786)	(32,310)	(24,876)	[1]
Net other operating income / (expenses)	5,432	3,771	4,541	[1]
Operating profit (loss)	7,016	5,164	392	[1]
Financial expenses	(3,682)	(4,864)	(4,728)
Financial income	1,377	3,627	3,210	[1]
Share in loss of joint venture	(392)	(475)	(469)	[1]
(Loss) profit before taxes	4,319	3,452	(1,595)	[1]
Income taxes	(2,595)	(425)	(522)	[1]
Net (loss) profit for the year	1,724	3,027	(2,117)	[1]
Net (loss) profit attributable to:
The owners of the parent	1,646	3,027	(2,117)	[1]
Non-controlling interest	€ 78	€ 0	€ 0	[1]

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.